Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property and Equipment, Net
			Office
		Machinery	furniture		Computers
	Motor	and	and	Leasehold	and
	vehicles	equipment	equipment	improvements	equipment	Total
	USD thousands
Cost
Balance as of January 1, 2017	-	3,613	214	820	1,495	6,142
Additions	-	1,601	87	170	264	2,122
Disposals(*)	-	(313)	-	-	(81)	(394)

Balance as of December 31, 2017	-	4,901	301	990	1,678	7,870

Balance as of January 1, 2016	33	1,880	193	301	1,236	3,643
Additions	-	1,765	31	828	313	2,937
Disposals	(33)	(32)	(10)	(309)	(54)	(438)

Balance as of December 31, 2016	-	3,613	214	820	1,495	6,142

Depreciation
Balance as of January 1, 2017	-	1,345	67	3	1,112	2,527
Depreciation for the year	-	771	19	185	214	1,189
Disposals(*)	-	(88)	-	-	(81)	(169)

Balance as of December 31, 2017	-	2,028	86	188	1,245	3,547

Balance as of January 1, 2016	26	954	64	188	979	2,211
Depreciation for the year	3	423	13	124	185	748
Disposals	(29)	(32)	(10)	(309)	(52)	(432)

Balance as of December 31, 2016	-	1,345	67	3	1,112	2,527

Carrying amount
Balance as of January 1, 2016	7	926	129	113	257	1,432
Balance as of December 31, 2016	-	2,268	147	817	383	3,615
Balance as of December 31, 2017	-	2,873	215	802	433	4,323

(*) In 2017 the Company sold two Mazor X systems that were classified as fixed assets to one of its customers. The depreciated value of the two systems was USD 225 thousand.